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                       THE METZLER/PAYDEN INVESTMENT GROUP



                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2005


                    METZLER/PAYDEN EUROPEAN QUANT EQUITY FUND
                     METZLER/PAYDEN EUROLAND BLUE CHIP FUND
                    METZLER/PAYDEN INTERNATIONAL EQUITY FUND


        ON APRIL 4, 2005, THE BOARD OF TRUSTEES AUTHORIZED THE CLOSURE AND LIQUIDATION OF EACH OF THE METZLER/PAYDEN EUROPEAN QUANT EQUITY, EUROLAND BLUE CHIP AND INTERNATIONAL EQUITY FUNDS. THESE THREE FUNDS WILL CLOSE ON APRIL 29, 2005.



             THE DATE OF THIS PROSPECTUS SUPPLEMENT IS APRIL 4, 2005